Details to the consolidated cash flow statements (Details 3) - GSK Consumer Healthcare $ in Millions	Mar. 27, 2018 USD ($)
Statement [line items]
Divestments of interests in associated companies	$ 12,855
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 12,994